Fair Values of Assets and Liabilities - Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 77	$ 128
Other assets	90	150
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	77	128
Other assets	$ 90	$ 150